1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 90.8%

AEROSPACE & DEFENSE – 1.7%

BAE Systems PLC	159,415	$1,005,865

BWX Technologies, Inc.	11,852	639,060

CAE, Inc.	11,784	266,228

Dassault Aviation SA*	63	65,686

Lockheed Martin Corp.	2,668	858,616

Raytheon Technologies Corp.	6,277	418,864

Safran SA*	3,612	454,056

TOTAL AEROSPACE & DEFENSE		$3,708,375

AIR FREIGHT & LOGISTICS – 1.4%

Bpost SA*	3,247	38,415

C.H. Robinson Worldwide, Inc.	2,272	194,392

DSV Panalpina A/S	3,031	472,913

Expeditors International of Washington, Inc.	8,646	773,990

FedEx Corp.	2,168	510,217

PostNL NV*	32,484	133,917

SG Holdings Co. Ltd.	3,313	84,921

United Parcel Service, Inc., Class B	3,540	548,700

ZTO Express Cayman, Inc., ADR	6,504	215,152

ZTO Express Cayman, Inc.*	2,800	91,528

TOTAL AIR FREIGHT & LOGISTICS		$3,064,145

AIRLINES – 0.1%

Japan Airlines Co. Ltd.*	5,730	102,279

AUTO COMPONENTS – 0.4%

Aisan Industry Co. Ltd.	2,255	10,882

Exedy Corp.	5,425	81,220

Hankook Tire & Technology Co. Ltd.*	3,731	136,777

NOK Corp.	7,635	99,628

Sumitomo Electric Industries Ltd.	4,157	55,490

Sumitomo Riko Co. Ltd.	4,140	23,150

Tachi-S Co. Ltd.	3,830	39,069

Tokai Rika Co. Ltd.	9,467	155,126

Toyota Boshoku Corp.	5,690	91,997

TS Tech Co. Ltd.	2,532	73,301

Unipres Corp.	5,940	54,502

TOTAL AUTO COMPONENTS		$821,142

AUTOMOBILES – 0.9%

Daimler AG	3,744	262,956

Dongfeng Motor Group Co. Ltd., Class H	134,988	132,969

Honda Motor Co. Ltd.	17,745	468,587

Isuzu Motors Ltd.	71,453	683,294

Mitsubishi Motors Corp.*	16,350	37,173

Nissan Motor Co. Ltd.*	20,040	103,320

Renault SA*	2,726	115,933

Suzuki Motor Corp.	1,430	64,533

TOTAL AUTOMOBILES		$1,868,765

Description	Number of Shares	Value

BANKS – 2.9%

ABN AMRO Bank NV*	11,511	$120,221

AIB Group PLC*	51,682	91,900

Bank Mandiri Persero Tbk PT	79,983	37,420

Bank of Ireland Group PLC*	36,668	136,217

Bank of Nova Scotia (The)	12,153	648,160

Bank of Nova Scotia (The)	11,330	603,776

BPER Banca*	34,472	63,330

CaixaBank SA	58,315	147,158

Dah Sing Financial Holdings Ltd.	13,968	39,525

DGB Financial Group, Inc.*	10,073	57,231

DNB ASA*	25,505	496,544

Erste Group Bank AG*	2,525	77,111

First Citizens BancShares, Inc., Class A	716	426,729

First Republic Bank	3,586	519,934

JPMorgan Chase & Co.	5,321	684,653

KB Financial Group, Inc., ADR*	4,053	146,962

PNC Financial Services Group, Inc. (The)	5,329	764,818

Resona Holdings, Inc.	73,440	254,937

Sberbank of Russia PJSC, ADR	4,202	57,609

Seven Bank Ltd.	36,699	80,850

Shinhan Financial Group Co. Ltd., ADR*	4,728	130,824

Standard Chartered PLC*	82,452	498,892

Sumitomo Mitsui Trust Holdings, Inc.	4,100	122,663

Tochigi Bank Ltd. (The)	11,640	18,907

Unicaja Banco SA*	76,014	52,378

UniCredit SpA*	15,049	137,140

TOTAL BANKS		$6,415,889

BEVERAGES – 1.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS	18,895	63,927

Asahi Group Holdings Ltd.	2,591	104,605

Boston Beer Co., Inc. (The), Class A*	425	389,678

Coca-Cola Co. (The)	11,581	557,625

Coca-Cola Icecek AS*	7,928	79,959

Constellation Brands, Inc., Class A	3,379	712,732

Diageo PLC	21,537	864,650

Heineken NV	7,794	813,071

PepsiCo., Inc.	4,194	572,775

TOTAL BEVERAGES		$4,159,022

BIOTECHNOLOGY – 0.2%

Exact Sciences Corp.*	1,157	158,694

Zai Lab Ltd., ADR*	2,330	372,963

TOTAL BIOTECHNOLOGY		$531,657

BUILDING PRODUCTS – 0.7%

Assa Abloy AB, Class B	16,652	411,834

Cie de Saint-Gobain*	5,664	281,564

Geberit AG	107	65,491

Lennox International, Inc.	3,114	857,876

TOTAL BUILDING PRODUCTS		$1,616,765

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

CAPITAL MARKETS – 2.1%

Ares Management Corp., Class A	12,015	$542,597

Charles Schwab Corp. (The)	32,411	1,670,463

GAM Holding AG*	4,698	11,141

Hong Kong Exchanges & Clearing Ltd.	4,400	281,302

Ichiyoshi Securities Co. Ltd.	5,080	24,384

Intercontinental Exchange, Inc.	2,119	233,831

Julius Baer Group Ltd.	1,213	73,393

MarketAxess Holdings, Inc.	393	212,518

Moody’s Corp.	1,145	304,868

Nomura Holdings, Inc.	18,642	98,636

Partners Group Holding AG	116	136,972

UBS Group AG	63,399	913,823

Uranium Participation Corp.*	10,529	36,229

TOTAL CAPITAL MARKETS		$4,540,157

CHEMICALS – 1.2%

ADEKA Corp.	6,971	116,604

Air Liquide SA	537	87,825

China BlueChemical Ltd., Class H	205,943	41,321

Croda International PLC	1,358	116,677

EMS-Chemie Holding AG	129	121,673

Fujimi, Inc.	1,950	79,864

Givaudan SA	31	124,892

Koninklijke DSM NV	689	120,446

Linde PLC	3,099	760,495

Lintec Corp.	3,200	72,482

Mitsubishi Gas Chemical Co., Inc.	3,300	75,507

Nitto Denko Corp.	610	55,292

Sanyo Chemical Industries Ltd.	1,200	60,153

Sherwin-Williams Co. (The)	971	671,738

Symrise AG	955	118,844

TOTAL CHEMICALS		$2,623,813

COMMERCIAL SERVICES & SUPPLIES – 2.1%

Aeon Delight Co. Ltd.	6,143	160,868

Babcock International Group PLC*	16,442	52,278

Cintas Corp.	3,114	990,626

Clean Harbors, Inc.*	5,201	402,869

Copart, Inc.*	16,418	1,801,876

Prosegur Cia de Seguridad SA	18,669	51,768

Rollins, Inc.	5,335	192,167

Secom Co. Ltd.	2,266	205,320

Toppan Forms Co. Ltd.	5,255	54,180

Toppan Printing Co. Ltd.	3,990	56,746

Waste Connections, Inc.	7,463	735,180

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,703,878

COMMUNICATIONS EQUIPMENT – 1.1%

Accton Technology Corp.	63,000	604,744

Cisco Systems, Inc.	10,250	456,945

Motorola Solutions, Inc.	7,359	1,233,001

Nokia OYJ*	31,788	152,760

TOTAL COMMUNICATIONS EQUIPMENT		$2,447,450

CONSTRUCTION & ENGINEERING – 0.9%

China Machinery Engineering Corp., Class H	113,475	51,390

Chiyoda Corp.*	7,750	24,475

Description	Number of Shares	Value

Implenia AG	1,046	$29,258

JGC Holdings Corp.	21,961	248,816

Kumagai Gumi Co. Ltd.	3,376	83,526

Kyowa Exeo Corp.	4,114	107,420

Raubex Group Ltd.	21,463	35,805

Taisei Corp.	4,751	153,919

Toyo Engineering Corp.*	5,519	23,002

Vinci SA	13,722	1,272,416

TOTAL CONSTRUCTION & ENGINEERING		$2,030,027

CONSTRUCTION MATERIALS – 0.2%

Anhui Conch Cement Co. Ltd., Class H	4,000	23,631

Imerys SA	1,646	77,722

LafargeHolcim Ltd.*	4,089	221,116

Vicat SA	1,449	62,333

TOTAL CONSTRUCTION MATERIALS		$384,802

CONSUMER FINANCE – 0.7%

American Express Co.	5,625	653,962

Credit Acceptance Corp.*	1,926	742,993

Provident Financial PLC*	15,350	51,354

TOTAL CONSUMER FINANCE		$1,448,309

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	5,520	485,871

Nampak Ltd.*	62,389	8,323

TOTAL CONTAINERS & PACKAGING		$494,194

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,140	200,903

PALTAC Corp.	1,850	96,134

TOTAL DISTRIBUTORS		$297,037

DIVERSIFIED CONSUMER SERVICES – 0.5%

Benesse Holdings, Inc.	485	9,362

Chegg, Inc.*	8,344	794,849

New Oriental Education & Technology Group, Inc., ADR*	493	82,578

TAL Education Group, ADR*	3,334	256,318

TOTAL DIVERSIFIED CONSUMER SERVICES		$1,143,107

DIVERSIFIED FINANCIAL SERVICES – 2.0%

Bank of America Corp.	23,820	706,263

Berkshire Hathaway, Inc., Class B*	5,678	1,293,846

BNP Paribas SA*	4,410	211,484

G-Resources Group Ltd.*	1,430,536	7,925

ING Groep NV*	22,954	204,092

Investor AB, Class B	1,643	120,513

Kasikornbank PCL	32,633	137,780

Mitsubishi UFJ Financial Group, Inc.	175,254	791,409

Royal Bank of Canada	5,828	471,709

Societe Generale SA*	5,990	111,672

Sumitomo Mitsui Financial Group, Inc.	12,775	396,898

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,453,591

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%

AT&T, Inc.	7,274	208,255

BT Group PLC*	59,403	101,857

Cellnex Telecom SA	8,342	488,706

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Hellenic Telecommunications Organization SA	33,404	$485,549

Koninklijke KPN NV	171,308	535,166

KT Corp., ADR*	11,515	121,138

Magyar Telekom Telecommunications PLC, ADR	8,859	58,469

Nippon Telegraph & Telephone Corp.	12,016	300,326

Orange SA	4,026	47,251

Proximus SADP	5,810	122,435

Swisscom AG	228	124,096

Telenor ASA	5,826	96,108

Telia Co. AB	27,925	122,375

Turk Telekomunikasyon AS	56,744	61,141

Verizon Communications, Inc.	15,062	824,645

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,697,517

ELECTRIC UTILITIES – 0.8%

American Electric Power Co., Inc.	155	12,541

Chugoku Electric Power Co., Inc. (The)	6,595	81,322

Duke Energy Corp.	359	33,746

Edison International	6,986	406,306

Exelon Corp.	9,057	376,409

Iberdrola SA	8,809	119,267

Iberdrola SA*	125	1,697

Pinnacle West Capital Corp.	7,758	583,789

Red Electrica Corp. SA	6,049	114,858

TOTAL ELECTRIC UTILITIES		$1,729,935

ELECTRICAL EQUIPMENT – 0.6%

Cosel Co. Ltd.	3,830	41,369

Mitsubishi Electric Corp.	11,870	181,075

Nissin Electric Co. Ltd.	5,400	71,012

Schneider Electric SE	5,336	780,981

Ushio, Inc.	12,320	159,332

Zumtobel Group AG*	5,293	43,638

TOTAL ELECTRICAL EQUIPMENT		$1,277,407

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%

Ai Holdings Corp.	4,500	84,936

Amphenol Corp., Class A	1,296	161,844

Canon Marketing Japan, Inc.	3,831	84,060

Citizen Watch Co. Ltd.	19,820	60,266

Enplas Corp.	890	39,216

Foxconn Technology Co. Ltd.	38,680	103,053

Halma PLC	3,333	112,343

Hon Hai Precision Industry Co. Ltd.	33,000	131,245

Hosiden Corp.	5,900	53,709

II-VI, Inc.*	5,771	485,168

Keyence Corp.	173	92,880

Kyocera Corp.	2,602	166,768

Maruwa Co. Ltd.	585	61,222

Nichicon Corp.	4,095	55,652

Nippon Chemi-Con Corp.*	4,000	73,740

PAX Global Technology Ltd.	76,004	74,652

Sunny Optical Technology Group Co. Ltd.	21,200	553,828

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$2,394,582

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.1%

Drilling Co. of 1972 A/S (The)*	266	$7,282

Fugro NV*	4,601	48,192

Saipem SpA	19,964	52,311

Trican Well Service Ltd.*	24,012	32,110

TOTAL ENERGY EQUIPMENT & SERVICES		$139,895

ENTERTAINMENT – 0.5%

Avex, Inc.	4,805	58,703

DeNA Co. Ltd.	5,515	102,959

NetEase, Inc., ADR	3,161	363,483

Nexon Co. Ltd.	2,979	90,393

Nintendo Co. Ltd.	161	92,677

Tencent Music Entertainment Group, ADR*	15,369	408,816

TOTAL ENTERTAINMENT		$1,117,031

FOOD & STAPLES RETAILING – 0.9%

Cosmos Pharmaceutical Corp.	487	74,252

Costco Wholesale Corp.	554	195,246

J Sainsbury PLC	89,914	300,287

Jeronimo Martins SGPS SA	7,051	115,306

Kato Sangyo Co. Ltd.	1,900	62,703

Koninklijke Ahold Delhaize NV	4,326	124,176

METRO AG	2,476	28,892

Performance Food Group Co.*	11,529	540,480

Sundrug Co. Ltd.	2,973	117,951

Tesco PLC	39,754	130,091

Walmart, Inc.	1,406	197,529

Wm Morrison Supermarkets PLC	51,710	126,813

TOTAL FOOD & STAPLES RETAILING		$2,013,726

FOOD PRODUCTS – 1.7%

Barry Callebaut AG	54	119,755

Calbee, Inc.	2,945	87,093

China Feihe Ltd.	48,000	143,125

Chocoladefabriken Lindt & Spruengli AG	14	121,298

General Mills, Inc.	2,733	158,787

Hormel Foods Corp.	4,051	189,830

Kellogg Co.	10,551	621,876

MEIJI Holdings Co. Ltd.	833	56,861

Nestle SA	8,913	999,117

Nissin Foods Holdings Co. Ltd.	1,001	86,520

Nomad Foods Ltd.*	21,118	530,062

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	264,408	25,037

Toyo Suisan Kaisha Ltd.	1,708	84,058

Viscofan SA	5,955	420,507

Yamazaki Baking Co. Ltd.	2,653	48,845

Yihai International Holding Ltd.*	7,000	114,992

TOTAL FOOD PRODUCTS		$3,807,763

GAS UTILITIES – 0.8%

Atmos Energy Corp.	2,064	183,696

ENN Energy Holdings Ltd.	16,900	260,639

Osaka Gas Co. Ltd.	1,918	35,469

Rubis SCA	10,524	476,335

Toho Gas Co. Ltd.	1,532	90,060

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Tokyo Gas Co. Ltd.	2,854	$62,539

UGI Corp.	15,524	558,709

TOTAL GAS UTILITIES		$1,667,447

HEALTH CARE EQUIPMENT & SUPPLIES – 4.0%

Abbott Laboratories	1,131	139,780

Align Technology, Inc.*	1,574	826,948

Asahi Intecc Co. Ltd.	2,650	87,006

Baxter International, Inc.	8,543	656,359

Becton Dickinson & Co.	1,923	503,422

Coloplast A/S, Class B	838	125,087

Danaher Corp.	5,053	1,201,805

DexCom, Inc.*	1,373	514,669

DiaSorin SpA	587	128,368

Hologic, Inc.*	9,353	745,715

Hoya Corp.	697	89,184

Insulet Corp.*	1,112	297,104

Koninklijke Philips NV*	15,173	827,068

Medtronic PLC	10,528	1,172,082

Siemens Healthineers AG	2,527	141,718

Smith & Nephew PLC	25,315	532,977

STERIS PLC	100	18,711

Sysmex Corp.	4,086	476,682

Tandem Diabetes Care, Inc.*	3,481	322,515

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$8,807,200

HEALTH CARE PROVIDERS & SERVICES – 1.5%

BML, Inc.	3,000	104,399

HCA Healthcare, Inc.	3,666	595,652

Humana, Inc.	1,304	499,575

Laboratory Corp. of America Holdings*	1,736	397,388

Medipal Holdings Corp.	3,039	62,223

Suzuken Co. Ltd.	3,814	147,712

UnitedHealth Group, Inc.	4,745	1,582,837

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,389,786

HEALTH CARE TECHNOLOGY – 0.3%

AGFA-Gevaert NV*	8,978	41,580

Cerner Corp.	2,795	223,908

M3, Inc.	1,110	93,434

Multiplan Corp.*	34,355	274,153

TOTAL HEALTH CARE TECHNOLOGY		$633,075

HOTELS, RESTAURANTS & LEISURE – 2.8%

Choice Hotels International, Inc.	8,042	809,347

Compass Group PLC*	71,100	1,270,044

DraftKings, Inc., Class A*	9,611	520,051

Evolution Gaming Group AB	1,537	149,570

Galaxy Entertainment Group Ltd.	17,000	128,261

Huazhu Group Ltd., ADR	6,172	299,342

McDonald’s Corp.	4,596	955,232

McDonald’s Holdings Co. Japan Ltd.	1,788	87,191

Penn National Gaming, Inc.*	4,433	459,791

Sands China Ltd.	115,200	457,499

Sushiro Global Holdings Ltd.	13,000	444,711

Yum China Holdings, Inc.	9,759	553,433

TOTAL HOTELS, RESTAURANTS & LEISURE		$6,134,472

Description	Number of Shares	Value

HOUSEHOLD DURABLES – 1.1%

Funai Electric Co. Ltd.*	7,720	$31,663

Garmin Ltd.	1,826	209,734

Lennar Corp., Class A	6,872	571,407

Nikon Corp.	7,465	59,492

NVR, Inc.*	284	1,262,800

Persimmon PLC	2,668	92,869

Rinnai Corp.	785	81,992

Sekisui Chemical Co. Ltd.	5,872	105,908

Tamron Co. Ltd.	930	18,121

TOTAL HOUSEHOLD DURABLES		$2,433,986

HOUSEHOLD PRODUCTS – 1.3%

Clorox Co. (The)	1,008	211,136

Colgate-Palmolive Co.	9,697	756,366

Procter & Gamble Co. (The)	6,307	808,620

Reckitt Benckiser Group PLC	10,666	904,247

Unicharm Corp.	1,734	77,769

TOTAL HOUSEHOLD PRODUCTS		$2,758,138

INSURANCE – 6.3%

Admiral Group PLC	3,076	121,228

Ageas SA	2,444	125,126

AIA Group Ltd.	202,436	2,440,721

Arthur J. Gallagher & Co.	6,146	709,310

Assicurazioni Generali SpA	8,352	142,542

AXA SA	58,869	1,304,206

Brown & Brown, Inc.	4,460	192,181

China Life Insurance Co. Ltd., Class H	130,000	276,090

China Reinsurance Group Corp., Class H	521,631	54,312

Chubb Ltd.	4,688	682,901

Dai-ichi Life Holdings, Inc.	7,585	115,571

Enstar Group Ltd.*	2,722	544,972

Globe Life, Inc.	7,560	683,348

Intact Financial Corp.	16,775	1,849,677

Markel Corp.*	1,051	1,018,923

Marsh & McLennan Cos., Inc.	1,843	202,564

MS&AD Insurance Group Holdings, Inc.	9,054	260,496

Old Mutual Ltd.	69,806	59,625

Phoenix Group Holdings PLC	404	3,723

Progressive Corp. (The)	13,126	1,144,456

Sampo OYJ, Class A	2,633	110,696

SCOR SE*	2,756	83,806

Shin Kong Financial Holding Co. Ltd.	142,770	40,971

Swiss Life Holding AG*	36	16,414

T&D Holdings, Inc.	22,968	267,665

Tokio Marine Holdings, Inc.	15,103	741,873

Tongyang Life Insurance Co. Ltd.*	8,834	28,895

White Mountains Insurance Group Ltd.	334	340,680

Willis Towers Watson PLC	1,020	206,999

Zurich Insurance Group AG	314	125,552

TOTAL INSURANCE		$13,895,523

INTERACTIVE MEDIA & SERVICES – 3.6%

Alphabet, Inc., Class A*	1,250	2,284,200

Alphabet, Inc., Class C*	509	934,392

Facebook, Inc., Class A*	4,133	1,067,678

Gree, Inc.	20,960	115,273

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Kuaishou Technology*	600	$8,899

Match Group, Inc.*	3,871	541,398

Snap, Inc., Class A*	1,878	99,421

Tencent Holdings Ltd.	31,200	2,780,023

Z Holdings Corp.	6,836	42,468

TOTAL INTERACTIVE MEDIA & SERVICES		$7,873,752

INTERNET & DIRECT MARKETING RETAIL – 3.1%

Alibaba Group Holding Ltd.*	10,600	336,386

Alibaba Group Holding Ltd., ADR*	5,528	1,403,172

Amazon.com, Inc.*	1,013	3,247,881

Booking Holdings, Inc.*	293	569,689

Meituan, Class B*	24,139	1,113,035

Trip.com Group Ltd., ADR*	7,291	232,072

TOTAL INTERNET & DIRECT MARKETING RETAIL		$6,902,235

IT SERVICES – 4.8%

Accenture PLC, Class A	3,597	870,186

Automatic Data Processing, Inc.	3,886	641,656

Black Knight, Inc.*	5,723	467,512

Booz Allen Hamilton Holding Corp.	2,414	205,600

Capgemini SE	4,695	678,479

Cognizant Technology Solutions Corp., Class A	1,298	101,179

DTS Corp.	4,786	101,988

Edenred	12,388	670,982

EPAM Systems, Inc.*	336	115,728

Fidelity National Information Services, Inc.	10,608	1,309,664

FleetCor Technologies, Inc.*	2,093	508,076

Fujitsu Ltd.	438	66,839

Future Corp.	3,000	50,324

Global Payments, Inc.	3,756	663,009

GoDaddy, Inc., Class A*	6,365	500,162

Itochu Techno-Solutions Corp.	2,352	82,918

Jack Henry & Associates, Inc.	1,290	186,779

Leidos Holdings, Inc.	6,360	674,542

Nihon Unisys Ltd.	1,591	60,375

Nomura Research Institute Ltd.	2,657	89,499

NS Solutions Corp.	5,053	162,327

Obic Co. Ltd.	439	82,139

Otsuka Corp.	1,761	88,668

Paychex, Inc.	2,290	199,963

Science Applications International Corp.	5,662	543,722

Sopra Steria Group*	170	28,202

Square, Inc., Class A*	1,551	334,954

Transcosmos, Inc.	3,500	87,747

Visa, Inc., Class A	2,139	413,362

Worldline SA*	7,527	636,257

TOTAL IT SERVICES		$10,622,838

LEISURE PRODUCTS – 0.3%

Bandai Namco Holdings, Inc.	1,012	86,294

Polaris, Inc.	3,564	415,812

Sega Sammy Holdings, Inc.	6,145	97,871

Shimano, Inc.	369	86,521

TOTAL LEISURE PRODUCTS		$686,498

LIFE SCIENCES TOOLS & SERVICES – 0.6%

Agilent Technologies, Inc.	1,530	183,860

Description	Number of Shares	Value

CMIC Holdings Co. Ltd.	1,700	$23,866

EPS Holdings, Inc.	3,210	31,246

Pharmaron Beijing Co. Ltd., Class H	12,200	233,742

Sartorius Stedim Biotech	319	133,464

Thermo Fisher Scientific, Inc.	427	217,642

WuXi AppTec Co. Ltd., Class H	4,400	104,665

Wuxi Biologics Cayman, Inc.*	20,700	289,840

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,218,325

MACHINERY – 3.4%

Alfa Laval AB*	26,364	690,915

Amada Co. Ltd.	7,885	88,776

Fortive Corp.	33,932	2,242,227

Hino Motors Ltd.	14,020	120,841

Hisaka Works Ltd.	3,520	27,251

IDEX Corp.	4,718	878,444

Ingersoll Rand, Inc.*	13,207	552,581

Japan Steel Works Ltd. (The)	4,145	115,161

Kone OYJ, Class B	1,350	106,171

Middleby Corp. (The)*	3,115	422,768

MISUMI Group, Inc.	2,709	88,205

Mitsubishi Heavy Industries Ltd.	1,982	56,930

Obara Group, Inc.	1,100	42,337

OKUMA Corp.	2,170	130,285

Otis Worldwide Corp.	3,138	202,872

PACCAR, Inc.	8,368	763,329

Schindler Holding AG	439	115,482

Schindler Holding AG	435	114,807

Shibaura Machine Co. Ltd.	1,128	27,093

SMC Corp.	110	66,568

Spirax-Sarco Engineering PLC	762	115,207

Star Micronics Co. Ltd.	5,200	78,793

Sumitomo Heavy Industries Ltd.	3,390	94,335

Takuma Co. Ltd.	2,093	44,161

THK Co. Ltd.	3,520	111,851

Weichai Power Co. Ltd., Class H	77,000	227,099

TOTAL MACHINERY		$7,524,489

MARINE – 0.2%

AP Moller – Maersk A/S, Class B	59	121,196

D/S Norden A/S	4,942	88,235

Kuehne + Nagel International AG	571	129,934

Pacific Basin Shipping Ltd.	459,152	79,678

TOTAL MARINE		$419,043

MEDIA – 0.7%

China Literature Ltd.*	10,200	96,793

Comcast Corp., Class A	12,632	626,168

Criteo SA, ADR*	3,533	65,714

Fuji Media Holdings, Inc.	3,705	43,008

Gendai Agency, Inc.	1,200	3,320

Metropole Television SA*	4,459	75,757

Nippon Television Holdings, Inc.	11,887	136,635

RTL Group SA*	2,187	125,096

Television Francaise 1*	11,805	102,330

January 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

TV Asahi Holdings Corp.	4,475	$86,282

WPP PLC	16,370	171,060

TOTAL MEDIA		$1,532,163

METALS & MINING – 0.8%

Anglo American PLC	5,215	171,539

Asahi Holdings, Inc.	4,668	177,726

Barrick Gold Corp.	5,645	126,077

Centerra Gold, Inc.	5,119	53,041

Chubu Steel Plate Co. Ltd.	1,442	9,956

Eldorado Gold Corp.*	4,459	49,985

Endeavour Mining Corp.	2,810	59,683

Gold Fields Ltd.	6,395	59,962

Harmony Gold Mining Co. Ltd., ADR*	12,205	54,312

IAMGOLD Corp.*	7,048	23,822

Impala Platinum Holdings Ltd.	2,450	33,086

Kinross Gold Corp.	10,054	70,177

Kyoei Steel Ltd.	4,835	62,257

Maruichi Steel Tube Ltd.	3,140	67,793

Nakayama Steel Works Ltd.	6,880	23,730

Neturen Co. Ltd.	2,475	11,382

Norsk Hydro ASA	37,975	167,705

OceanaGold Corp.*	25,362	44,625

Pacific Metals Co. Ltd.	1,987	40,953

Resolute Mining Ltd.*	41,970	21,850

Salzgitter AG*	4,262	110,809

Tokyo Steel Manufacturing Co. Ltd.	13,810	97,414

Western Areas Ltd.	32,138	57,222

Yamato Kogyo Co. Ltd.	7,738	195,556

Yodogawa Steel Works Ltd.	870	16,922

TOTAL METALS & MINING		$1,807,584

MULTILINE RETAIL – 0.7%

Dollar General Corp.	985	191,691

Dollarama, Inc.	12,985	507,621

Marks & Spencer Group PLC*	29,087	56,179

Marui Group Co. Ltd.	4,920	88,172

Ollie’s Bargain Outlet Holdings, Inc.*	5,727	542,518

Pan Pacific International Holdings Corp.	3,811	85,579

TOTAL MULTILINE RETAIL		$1,471,760

MULTI-UTILITIES – 1.0%

Centrica PLC*	77,313	54,634

Consolidated Edison, Inc.	2,571	181,975

Dominion Energy, Inc.	1,919	139,876

E.ON SE	24,639	260,645

Engie SA*	13,326	206,810

National Grid PLC	105,543	1,225,956

WEC Energy Group, Inc.	2,028	180,289

TOTAL MULTI-UTILITIES		$2,250,185

OIL, GAS & CONSUMABLE FUELS – 2.0%

Advantage Oil & Gas Ltd.*	16,741	25,005

ARC Resources Ltd.	8,474	39,164

BP PLC	68,363	254,034

Cameco Corp.	5,312	66,091

Enbridge, Inc.	17,799	597,963

Eni SpA	17,837	180,168

Description	Number of Shares	Value

Galp Energia SGPS SA	34,644	$347,727

Gazprom PJSC, ADR	15,828	88,479

Inpex Corp.	15,750	91,170

Japan Petroleum Exploration Co. Ltd.	1,630	30,996

LUKOIL PJSC, ADR	410	29,286

Ovintiv, Inc.	3,172	49,884

Royal Dutch Shell PLC, Class B	22,585	393,623

Surgutneftegas PJSC, ADR	17,260	75,944

TC Energy Corp.	13,561	581,254

TOTAL SE	33,757	1,422,804

Tourmaline Oil Corp.	2,632	37,501

YPF SA, ADR*	4,877	17,801

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,328,894

PERSONAL PRODUCTS – 0.1%

Kobayashi Pharmaceutical Co. Ltd.	818	92,114

Unilever PLC	1,834	106,609

TOTAL PERSONAL PRODUCTS		$198,723

PHARMACEUTICALS – 4.6%

Astellas Pharma, Inc.	18,258	296,364

AstraZeneca PLC	5,073	517,503

AstraZeneca PLC, ADR	18,454	933,772

Bristol-Myers Squibb Co.	3,305	203,026

Eisai Co. Ltd.	895	65,320

Eli Lilly & Co.	1,466	304,884

Hutchison China MediTech Ltd., ADR*	2,777	88,614

Johnson & Johnson	7,549	1,231,468

Kyowa Kirin Co. Ltd.	5,403	160,151

Merck & Co., Inc.	14,213	1,095,396

Novartis AG	27,190	2,461,924

Novo Nordisk A/S, Class B	1,724	120,108

Ono Pharmaceutical Co. Ltd.	6,270	187,154

Pfizer, Inc.	36,484	1,309,776

Roche Holding AG	2,316	799,280

Sanofi	1,139	107,121

Takeda Pharmaceutical Co. Ltd.	6,205	218,228

Viatris, Inc.*	677	11,502

TOTAL PHARMACEUTICALS		$10,111,591

PROFESSIONAL SERVICES – 1.3%

Adecco Group AG	3,647	227,811

BeNEXT Group, Inc.	5,400	63,686

Bureau Veritas SA*	40,394	1,059,929

CoStar Group, Inc.*	259	233,025

Experian PLC	9,279	324,325

Hays PLC*	50,171	96,016

IHS Markit Ltd.	1,726	150,300

Meitec Corp.	1,300	68,135

Pagegroup PLC*	13,696	84,131

SGS SA	41	124,353

SThree PLC*	8,996	39,605

Wolters Kluwer NV	5,483	455,584

TOTAL PROFESSIONAL SERVICES		$2,926,900

REAL ESTATE INVESTMENT TRUSTS – 2.1%

American Tower Corp.	4,626	1,051,767

Boston Properties, Inc.	3,876	353,763

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

British Land Co. PLC (The)	9,608	$58,755

Daiwa House REIT Investment Corp.	37	99,671

Daiwa Securities Living Investments Corp.	119	114,360

Japan Real Estate Investment Corp.	17	103,595

Land Securities Group PLC	6,493	54,365

LaSalle Logiport REIT	89	139,645

Medical Properties Trust, Inc.	75,002	1,583,292

Nippon Building Fund, Inc.	16	96,641

Public Storage	4,444	1,011,543

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,667,397

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.7%

CK Asset Holdings Ltd.	20,665	103,108

Daito Trust Construction Co. Ltd.	251	26,158

Deutsche Wohnen SE	8,528	422,021

Mitsubishi Estate Co. Ltd.	14,764	233,566

Nexity SA	12,660	570,299

Swiss Prime Site AG	1,259	122,365

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,477,517

ROAD & RAIL – 1.4%

AMERCO	1,492	689,961

Canadian National Railway Co.	22,042	2,232,555

Go-Ahead Group PLC (The)*	3,130	42,113

TOTAL ROAD & RAIL		$2,964,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%

Disco Corp.	84	27,327

Flat Glass Group Co. Ltd., Class H	26,000	106,685

Intel Corp.	4,622	256,567

Marvell Technology Group Ltd.	12,845	661,004

MediaTek, Inc.	23,000	718,374

Miraial Co. Ltd.	2,530	26,374

Optorun Co. Ltd.	1,700	40,128

Realtek Semiconductor Corp.	31,166	501,356

Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	760,802

Texas Instruments, Inc.	3,101	513,805

Tokyo Seimitsu Co. Ltd.	985	45,543

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,657,965

SOFTWARE – 3.4%

ANSYS, Inc.*	499	176,831

Constellation Software, Inc.	1,166	1,420,427

Dassault Systemes SA	652	130,155

Kingdee International Software Group Co. Ltd.	58,069	232,611

Microsoft Corp.	17,819	4,133,295

Oracle Corp.	3,687	222,806

Sansan, Inc.*	2,600	208,527

Splunk, Inc.*	2,273	375,113

Topicus.com, Inc.*	2,168	15,174

Tyler Technologies, Inc.*	505	213,509

Workday, Inc., Class A*	1,727	392,944

TOTAL SOFTWARE		$7,521,392

SPECIALTY RETAIL – 1.8%

CarMax, Inc.*	6,164	725,996

CECONOMY AG*	11,904	76,532

China Meidong Auto Holdings Ltd.	64,000	215,230

Description	Number of Shares	Value

Five Below, Inc.*	2,145	$376,941

Halfords Group PLC	14,127	52,736

Hikari Tsushin, Inc.	605	126,878

Home Depot, Inc. (The)	1,245	337,171

Industria de Diseno Textil SA	10,142	300,794

Kingfisher PLC*	34,440	130,741

Nitori Holdings Co. Ltd.	407	80,774

Shimamura Co. Ltd.	2,040	226,560

TJX Cos., Inc. (The)	18,233	1,167,641

USS Co. Ltd.	4,044	79,633

Xebio Holdings Co. Ltd.	6,035	50,407

TOTAL SPECIALTY RETAIL		$3,948,034

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.9%

Acer, Inc.	63,386	61,040

Apple, Inc.	27,948	3,688,018

Canon, Inc.	8,059	178,277

Catcher Technology Co. Ltd.	13,047	92,002

Compal Electronics, Inc., GDR	22,035	84,394

Maxell Holdings Ltd.*	3,930	51,635

Melco Holdings, Inc.	390	13,948

Quadient SA	3,459	75,511

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$4,244,825

TEXTILES, APPAREL & LUXURY GOODS – 0.5%

361 Degrees International Ltd.	136,967	22,604

Hermes International	117	119,379

Li Ning Co. Ltd.	23,500	146,401

Lululemon Athletica, Inc.*	243	79,869

NIKE, Inc., Class B	5,419	723,924

Sanyo Shokai Ltd.	2,590	15,381

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,107,558

TOBACCO – 0.5%

Philip Morris International, Inc.	7,528	599,605

Swedish Match AB	5,644	435,225

TOTAL TOBACCO		$1,034,830

TRADING COMPANIES & DISTRIBUTORS – 1.7%

Brenntag AG	19,928	1,561,021

Fastenal Co.	13,876	632,607

Ferguson PLC	2,132	247,544

Inaba Denki Sangyo Co. Ltd.	2,500	58,438

ITOCHU Corp.	7,847	224,730

Mitsubishi Corp.	8,169	206,938

MonotaRO Co. Ltd.	1,487	74,511

Rexel SA*	9,804	149,186

SIG PLC*	25,892	10,221

Sumitomo Corp.	7,281	96,652

Triton International Ltd.	11,108	514,745

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,776,593

TRANSPORTATION INFRASTRUCTURE – 0.1%

Hamburger Hafen und Logistik AG	1,281	27,640

Kamigumi Co. Ltd.	8,280	146,068

TOTAL TRANSPORTATION INFRASTRUCTURE		$173,708

January 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

WATER UTILITIES – 0.3%

Guangdong Investment Ltd.	318,503	$557,847

Severn Trent PLC	3,493	110,424

TOTAL WATER UTILITIES		$668,271

WIRELESS TELECOMMUNICATION SERVICES – 0.7%

KDDI Corp.	44,208	1,299,394

MTN Group	9,468	39,061

SoftBank Corp.	7,358	96,658

VEON Ltd., ADR	38,837	62,527

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,497,640

TOTAL COMMON STOCKS
(Cost $ 164,227,847)		$199,367,226

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Core MSCI EAFE ETF	802	55,001

NEXT FUNDS TOPIX ETF	3,970	71,282

TOTAL INVESTMENT COMPANIES
(Cost $ 113,160)		$126,283

Description	Number of Shares	Value

PREFERRED STOCK – 0.2%

CONSUMER DISCRETIONARY – 0.2%

Volkswagen AG 4.86%	2,582	$488,129

MONEY MARKET FUND – 4.0%

Dreyfus Government Cash Management Fund,
Institutional Shares 0.03%^	8,799,764	8,799,764

TOTAL MONEY MARKET FUND
(Cost $ 8,799,764)		$8,799,764

TOTAL INVESTMENTS – 95.1%
(COST $173,544,883)		$208,781,402

OTHER ASSETS LESS LIABILITIES – 4.9%		10,856,325

TOTAL NET ASSETS – 100.0%		$219,637,727

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$2,182,768	$1,525,607	$—	$3,708,375

Air Freight & Logistics	2,242,451	821,694	—	3,064,145

Airlines	—	102,279	—	102,279

Auto Components	—	821,142	—	821,142

Automobiles	—	1,868,765	—	1,868,765

Banks	3,983,465	2,432,424	—	6,415,889

Beverages	2,232,810	1,926,212	—	4,159,022

Biotechnology	531,657	—	—	531,657

Building Products	857,876	758,889	—	1,616,765

Capital Markets	3,000,506	1,539,651	—	4,540,157

Chemicals	1,432,233	1,191,580	—	2,623,813

Commercial Services & Supplies	4,122,718	581,160	—	4,703,878

Communications Equipment	1,689,946	757,504	—	2,447,450

Construction & Engineering	—	2,030,027	—	2,030,027

Construction Materials	—	384,802	—	384,802

Consumer Finance	1,396,955	51,354	—	1,448,309

Containers & Packaging	485,871	8,323	—	494,194

Distributors	200,903	96,134	—	297,037

Diversified Consumer Services	1,133,745	9,362	—	1,143,107

Diversified Financial Services	2,471,818	1,981,773	—	4,453,591

Diversified Telecommunication Services	1,212,507	2,485,010	—	3,697,517

Electric Utilities	1,412,791	317,144	—	1,729,935

Electrical Equipment	—	1,277,407	—	1,277,407

Electronic Equipment, Instruments & Components	647,012	1,747,570	—	2,394,582

Energy Equipment & Services	32,110	107,785	—	139,895

Entertainment	772,299	344,732	—	1,117,031

Food & Staples Retailing	933,255	1,080,471	—	2,013,726

Food Products	1,500,555	2,307,208	—	3,807,763

Gas Utilities	742,405	925,042	—	1,667,447

Health Care Equipment & Supplies	6,399,110	2,408,090	—	8,807,200

Health Care Providers & Services	3,075,452	314,334	—	3,389,786

Health Care Technology	498,061	135,014	—	633,075

Hotels, Restaurants & Leisure	3,597,196	2,537,276	—	6,134,472

Household Durables	2,043,941	390,045	—	2,433,986

Household Products	1,776,122	982,016	—	2,758,138

Insurance	7,576,011	6,319,512	—	13,895,523

Interactive Media & Services	4,927,089	2,946,663	—	7,873,752

Internet & Direct Marketing Retail	5,452,814	1,449,421	—	6,902,235

IT Services	7,736,094	2,886,744	—	10,622,838

Leisure Products	415,812	270,686	—	686,498

Life Sciences Tools & Services	401,502	816,823	—	1,218,325

Machinery	5,062,221	2,462,268	—	7,524,489

Marine	—	419,043	—	419,043

Media	691,882	840,281	—	1,532,163

Metals & Mining	481,722	1,325,862	—	1,807,584

Multiline Retail	1,241,830	229,930	—	1,471,760

Multi-Utilities	502,140	1,748,045	—	2,250,185

Oil, Gas & Consumable Fuels	1,608,372	2,720,522	—	4,328,894

Personal Products	106,609	92,114	—	198,723

Pharmaceuticals	5,178,438	4,933,153	—	10,111,591

Professional Services	383,325	2,543,575	—	2,926,900

Real Estate Investment Trusts	4,000,365	667,032	—	4,667,397

Real Estate Management & Development	—	1,477,517	—	1,477,517

Road & Rail	2,922,516	42,113	—	2,964,629

January 31, 2021 (unaudited)

10	PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Semiconductors & Semiconductor Equipment	$1,431,376	$2,226,589	$—	$3,657,965

Software	6,934,925	586,467	—	7,521,392

Specialty Retail	2,607,749	1,340,285	—	3,948,034

Technology Hardware, Storage & Peripherals	3,772,412	472,413	—	4,244,825

Textiles, Apparel & Luxury Goods	803,793	303,765	—	1,107,558

Tobacco	599,605	435,225	—	1,034,830

Trading Companies & Distributors	1,147,352	2,629,241	—	3,776,593

Transportation Infrastructure	—	173,708	—	173,708

Water Utilities	—	668,271	—	668,271

Wireless Telecommunication Services	62,527	1,435,113	—	1,497,640

Investment Companies	55,001	71,282	—	126,283

Preferred Stock	—	488,129	—	488,129

Money Market Fund	8,799,764	—	—	8,799,764

Total Investments in Securities	$127,511,784	$81,269,618	$—	$208,781,402

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$57,515	$—	$57,515

Financial Futures Contracts	553,218	—	—	553,218

Total Assets - Other Financial Instruments	$553,218	$57,515	$—	$610,733

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(71,007)	$—	$(71,007)

Financial Futures Contracts	(2,302,882)	—	—	(2,302,882)

Total Liabilities - Other Financial Instruments	$(2,302,882)	$(71,007)	$—	$(2,373,889)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

GDR	Global Depositary Receipt

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (concluded)

At January 31, 2021, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD

3/17/2021	Morgan Stanley	2,266,000 GBP	$3,034,582	$3,105,589	$ —	$(71,007)

3/17/2021	BNP Paribas	3,187,000 EUR	3,875,969	3,871,773	4,196	—

3/17/2021	Morgan Stanley	327,000,000 JPY	3,134,376	3,123,325	11,051	—

3/17/2021	Morgan Stanley	8,975,000 CAD	7,061,647	7,019,379	42,268	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$57,515	$(71,007)

At January 31, 2021, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:

E-Mini Russell 2000 Index	March 2021	84	$8,063,610	$8,686,440	$ —	$ (622,830)

E-Mini S&P 500 Index	March 2021	131	23,978,942	24,269,060	—	(290,118)

E-Mini S&P Mid 400 Index	March 2021	81	18,116,154	18,919,170	—	(803,016)

Euro STOXX 50 Index	March 2021	127	5,410,135	5,360,323	49,812	—

FTSE 100 Index	March 2021	57	5,075,752	4,967,849	107,903	—

HSCE Index	February 2021	99	7,516,866	7,173,534	343,332	—

MSCI EAFE Index	March 2021	313	32,707,821	33,107,575	—	(399,754)

S&P TSX 60 Index	March 2021	18	2,932,453	2,880,281	52,171	—

TOPIX Index	March 2021	39	6,529,720	6,716,884	—	(187,164)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$553,218	$(2,302,882)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)